UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23320

Procure ETF Trust I
(Exact name of registrant as specified in charter)

16 Firebush Road, Levittown, PA 19056
(Address of principal executive offices) (Zip code)

Robert Tull, 16 Firebush Road, Levittown, PA 19056
(Name and address of agent for service)

1-866-690-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

PROCURE

ETFs

Semi-Annual Report

April 30, 2020

LGBTQ + ESG100 ETF
Ticker: LGBT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund's reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

LGBTQ + ESG100 ETF

TABLE OF CONTENTS
April 30, 2020 (Unaudited)

Page
Seed Financials	3

Notes to the Financial Statements	6

Approval of Advisory Agreement and Board Considerations	9

LGBTQ + ESG100 ETF
Financial Statement
Statement of Assets and Liabilities
April 30, 2020 (Unaudited)

LGBTQ + ESG100
ETF
Assets:

Cash at Custodian	$100,000

Total Assets	$100,000

Liabilities	$-

Total Liabilities	$-

Net Assets:	$100,000

Net Assets Consist of:
Paid-In Capital	$100,000

Net Asset Value
(unlimited shares authorized):
Net Assets	$100,000
Capital Shares Issued and Outstanding	4,000

Net Asset Value, Offering and Redemption
Price Per Share	$25.00

The accompanying notes are an integral part of this financial statement.

LGBTQ + ESG100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended April 30, 20201
OPERATIONS
Net investment income (loss)	$-
Net realized gain (loss) on investments	-
Net change in unrealized appreciation (depreciation) of investments and foreign currency	-
Net increase (decrease) in net assets resulting from operations	-
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	-

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares	100,000
Net increase (decrease) in net assets	100,000
NET ASSETS
Beginning of Period	$-
End of Period	$100,000

Summary of share transactions is as follows:
	Period Ended April 30, 2020
	Shares	Amount
Shares Sold	4,000	$100,000
Shares Redeemed	-	-
	4,000	100,000
Beginning Shares	-
Ending Shares	4,000

1
Fund commenced operations on January 10, 2020. The information presented in is for the period from January 10, 2020 to April 30, 2020.

The accompanying notes are an integral part of this financial statement.

LGBTQ + ESG100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended April 30, 20201

Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income (loss) 2	-
Net realized and unrealized gain(loss) on investments	-
Total from investment operations	-
Less Distributions:
Total distributions	-
Capital Share Transactions:
Net asset value, end of period	25.00
Total Return	0.00%

Ratios/Supplemental Data:
Net assets at end of period (000's)	$100

1
Commencement of operations on January 10, 2020.

The accompanying notes are an integral part of this financial statement.

LGBTQ + ESG100 ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)

1.
Organization

Procure ETF Trust I (the “Trust”), a Delaware statutory trust organized on June 11, 2019, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and authorized to have multiple investment series, one of which is the LGBTQ + ESG100 ETF (the “Fund”), a diversified series of the Trust. The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index called the “LGBTQ Loyalty 100 Index” developed by LGBTQ Loyalty™ Holdings, Inc. As of October 29, 2019, the Trust has had no operations other than those actions relating to organizational and registration matters, including the sale and issuance to ProcureAM, LLC (the “Sole Shareholder” and “Advisor”) of 4,000 shares of the Fund. The proceeds of the 4,000 shares were held in cash. The Fund currently offers one class of shares that has no front-end sales load, no deferred sales charge and no redemption fee. The Fund may issue an unlimited number of shares (“Shares”) of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Shares of the Fund are expected to be listed and traded on the Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund expects to issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporations or (ii) a DTC participant and, in each case must have executed a Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

2.
Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statement. The financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Use of Estimates

The preparation of the financial statement in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

LGBTQ + ESG100 ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

(b) Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general indemnification clauses. The Fund’s maximum exposure under the contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(c) Federal Income Taxes

The Fund intends to elect and to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

(d) Organizational and Offering Costs

All organizational and offering costs for the Fund will be borne by the Advisor and are not subject to reimbursement.

(e) Cash

Cash includes non-interest bearing non-restricted cash with one institution.

3.
Agreements

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; acquired fund fees and expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; other extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. For services provided to the Fund, the Fund pays the Advisor 0.75% at an annual rate based on the Fund’s average daily net assets.

Penserra Capital Management, LLC intends to serve as the Sub-Advisor (the “Sub-Advisor”) to the fund. The Sub-Advisor has overall responsibility for selecting and continuously monitoring the Fund’s investments. The Advisor has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust.

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, intends to serve as the Fund’s fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, intends to serve as the Fund’s custodian pursuant to a custody agreement. Foreside Financial Group, LLC intends to serve as the Fund’s distributor pursuant to a distribution agreement.

LGBTQ + ESG100 ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

The Fund has adopted a Distribution and Service (12b-1) Plan, pursuant to which payments of up to 0.25% of the average daily net assets may be made by the Fund. The Board of Trustees of the Fund has determined that no such payment will be made, and there are no plans in place to implement the fee.

A Trustee and certain officers of the Trust are also employees/officers of the Advisor.

4.
Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of this financial statement, the Advisor owned 100% of the outstanding shares of the Fund.

5. Subsequent Events

In preparing this financial statement, Management has evaluated events and transactions for potential recognition or disclosure through the date this financial statement was issued. There were no events or transactions that occurred during the period subsequent to April 30, 2020, that materially impacted the amounts or disclosures in the Fund’s statement.

LGBTQ + ESG100 ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended April 30, 2020 (Unaudited)

PROCURE ETF TRUST I
Approval of Investment Advisory Agreement and Investment Subadvisory Agreement and Board Considerations (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on November 1 2019, to consider the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), as well as the investment subadvisory agreement between the Adviser and the Subadvisor (the “Investment Subadvisory Agreement”, and together with the Investment Advisory Agreement, the “Advisory Agreements”). The Board considered the various terms of the Advisory Agreements.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) the Board requested, reviewed and considered materials furnished by both the Adviser and Subadvisor relevant to the Board’s consideration of whether to approve the Advisory Agreements. In connection with considering approval of the Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust (“Fund Counsel”), who provided assistance and advice. The consideration of the Advisory Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately as such.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Adviser and Subadvisor; (2) the investment advice and performance of the Adviser and Subadvisor; (3) comparative expense data and the fees of the services to be provided and profits to be realized by the Adviser and Subadvisor and their respective affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (5) any benefits derived or to be derived by the Adviser or Subadvisor from their relationships with the Trust; and (6) potential conflicts of interest and associated compliance regimes adopted by the Adviser and Subadvisor.

In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreements; (2) information describing the businesses of the Adviser and Subadvisor, and the services provided thereby; (3) information regarding the compliance programs of the Adviser and Subadvisor; (4) copies of the Forms ADV for the Adviser and Subadvisor; and (5) memoranda and guidance provided by Fund Counsel on the fiduciary responsibilities of trustees, including the Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, as part of the Adviser’s and Subadvisor’s responses to separate due diligence questionnaires drafted and circulated by Fund Counsel, the Board was provided with data comparing the advisory fees and expected expenses of the Fund with expenses and performance of other exchange-traded funds (“ETFs”) and mutual funds with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Fund:

1. The nature, extent and quality of the facilities and services proposed to be provided by the Adviser and Subadvisor. The Board received information on and considered the responsibility of services to be provided by the Adviser and Subadvisor, including portfolio management. The Board reviewed the experience and resources that the Adviser and Subadvisor had in managing strategies similar to those proposed for the Fund, including information regarding the education and experience of management and investment personnel.

LGBTQ + ESG100 ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended April 30, 2020 (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund by the Adviser, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.

The Board determined that the Fund would likely benefit from the services and resources available from both the Adviser and Subadvisor, in respect of their responsibilities. In particular, it determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that such economies of scale are currently shared with Fund shareholders through the Adviser’s unitary fee and because the Adviser pays most Fund expenses, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted. It further determined that the extensive experience of both the Adviser’s and Subadvisor’s management personnel in developing and administering strategies that would be utilized by the Fund, as well as the performance history of the Adviser and Subadvisor, would benefit the Fund.

2. The advisory fees paid by and overall expenses of the Fund. The Board considered comprehensive data and information comparing the advisory fees and expected expense ratios of the Fund. In particular, the Board noted that the Adviser proposed charging a unitary advisory fee of 75 basis points (“bps”). The Adviser noted to the Board that under the unitary fee structure, the Adviser (and not the Fund) would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and that the Adviser would bear the risk of these expenses increasing. The Board confirmed with the Adviser that the Fund was not expected to incur additional expenses besides the unitary advisory fee, and the Board received information regarding the Fund’s anticipated expense ratios. The Board considered that the unitary fee structure is becoming more prevalent among other ETFs as a way to rationalize expenses for shareholders and obviate the need for an expense limitation agreement, and its subsequent annual renewals. The Board also observed that the unitary fee provides predictability in Fund expenses at various asset levels and also protects the Fund against the risks of increases in third-party service provider fees and other expenses covered under the unitary fee.

The Board discussed the 75 bps number with the Adviser and determined that such a fee was reasonable when reviewing the fees among the Fund’s peer group. The Adviser reminded the Board that the 75 bps number takes into account the need by the Fund to conduct particular surveys in building and operating the Fund’s underlying index, and the associated costs therewith. Although the Board determined that the Fund was distinct in ways from its peer group of ETFs and mutual funds, it determined that in light of the associated costs, the advisory fees charged and overall expenses of the Fund were competitive and in line with the related universe of funds, and were fair and reasonable.

The Adviser also presented the Board with several “fall-out” benefits the Adviser and Subadvisor derive from their relationship with the Trust, such as certain brokerage commissions received by an affiliated broker, float income and free credit balances. In light of the nature, quality, and extent of services provided by the Adviser and Subadvisor, and the costs incurred by the Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Subadvisor with respect to the Fund were fair and reasonable.

3. Brokerage and portfolios transactions. The Board was presented with materials and a thorough discussion of the brokerage practices of the Subadvisor, which has an affiliated entity that is registered as a broker-dealer and is expected to execute trades for the Fund. The Subadvisor presented a list of approved brokers with whom it trades on a regular basis, and from which the Subadvisor receives research and other services. The Subadvisor presented on its execution services and best execution policies, and the Adviser discussed its policies and procedures for allocating brokerage. The Independent Trustees determined the respective brokerage policies of both the Adviser and Subadvisor would benefit the Fund.

LGBTQ + ESG100 ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Period Ended April 30, 2020 (Unaudited) (Continued)

4. Financial condition of each of the Adviser and Subadvisor. After considering information relating to the financial condition of the Adviser and Subadvisor, as well as the expected fees and operating costs relating to the management of the Fund, the Board determined that the Adviser and Subadvisor would be capable of providing their respective services to the Fund. In this determination, the Board considered the fact that the Adviser, with the exception of certain brokerage and acquired fund fees and expenses, litigation expenses and taxes, would be paying for all the expenses of the Fund.

5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Fund, soft-dollar arrangements and the brokerage policies of the Adviser and Subadvisor (including a discussion of the execution policies of the Adviser and Subadvisor), and the substance and administration of the codes of ethics of the Trust, the Adviser and Subadvisor. The Board determined that the personnel and compliance policies of the Trust, Adviser and Subadvisor were each well designed to monitor and address conflicts of interest.

6. Effect of the Fund’s growth and size on its investment performance and expenses, The Board considered information relating to the seeding and expected initial trading of the Fund. It determined that the expense ratios of the Fund were well suited in light of expectations for asset accumulation and projected growth therefrom.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Adviser to the Fund, as well as the costs incurred and the benefits gained by the Adviser in providing such services. The Board also found the investment advisory fees paid to the Adviser to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for the Fund were fair and reasonable. As a result, all of the Board members, including the Independent Trustees, approved the Investment Advisory Agreement.

With respect to the Subadvisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the subadvisory fee rates and total expense ratios are reasonable in relation to the services provided by the Subadvisor to the Fund, as well as the costs incurred and the benefits gained by the Subadvisor in providing such services. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for the Fund were fair and reasonable. As a result, all of the Board members, including the Independent Trustees, approved the Investment Subadvisory Agreement.

Advisor
ProcureAM, LLC
16 Firebush Road
Levittown, PA 19056

Sub-Advisor
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 1250, Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Chapman & Cutler LLP
1270 Avenue of the Americas, 30th Floor
New York, NY 10020

tem 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a). Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b). Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Procure ETF Trust I

By (Signature and Title)*  /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date 6/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert Tull
Robert Tull, Principal Executive Officer/President

Date 6/23/2020

By (Signature and Title)*  /s/ Andrew Chanin
Andrew Chanin, Principal Financial Officer/Treasurer

Date 6/23/2020

* Print the name and title of each signing officer under his or her signature.